Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	September 30, 2024	March 31, 2024
Accounts receivable	$105,625,883	$106,604,503
Less: allowance for credit losses	(1,288,212)	(1,244,662)
Accounts receivable, net	$104,337,671	$105,359,841

Schedule of Allowance for Credit Losses	Movement of allowance for credit losses was as follows:
	September 30, 2024	March 31, 2024
Beginning balance	$1,244,662	$3,219,772
Reduction	(16,565)	(1,676,528)
Foreign currency translation adjustments	60,115	(298,582)
Ending balance	$1,288,212	$1,244,662